Property, Plant and Equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning	R$ 10,069,468	R$ 10,142,591
Additions / Impairment	455,042	485,621
Depreciation	(580,243)	(529,520)
Loss on disposal	(11,717)	(42,841)
Transfers	(486)	13,617
Business combination effects (Note 1.2)	1,187,108
Reclassi-fication	(293,751)
Property, plant and equipment, ending	10,825,421	10,069,468
In Service [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning	9,680,771	9,577,127
Additions / Impairment	282,632	(74,696)
Depreciation	(580,243)	(529,520)
Loss on disposal	(4,127)	(30,503)
Transfers	159,483	738,363
Business combination effects (Note 1.2)	1,139,433
Reclassi-fication	(253,246)
Property, plant and equipment, ending	10,424,703	9,680,771
In Service [Member] | Reservoirs Dams And Aqueducts [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning	3,274,774	3,385,063
Additions / Impairment
Depreciation	(142,902)	(149,331)
Loss on disposal	(14)
Transfers	480	39,042
Business combination effects (Note 1.2)
Reclassi-fication
Property, plant and equipment, ending	3,132,338	3,274,774
In Service [Member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning	5,890,366	5,569,575
Additions / Impairment
Depreciation	(389,646)	(333,396)
Loss on disposal	(2,555)	(29,678)
Transfers	294,149	683,865
Business combination effects (Note 1.2)	1,139,428
Reclassi-fication	(229,022)
Property, plant and equipment, ending	6,702,720	5,890,366
In Service [Member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning	841,252	867,833
Additions / Impairment
Depreciation	(36,707)	(35,834)
Loss on disposal	(517)	(333)
Transfers	37,804	9,586
Business combination effects (Note 1.2)
Reclassi-fication	(9,169)
Property, plant and equipment, ending	832,663	841,252
In Service [Member] | Land [member]
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning	451,524	459,118
Additions / Impairment
Depreciation	(10,173)	(10,111)
Loss on disposal	(647)	(381)
Transfers	4,109	2,898
Business combination effects (Note 1.2)
Reclassi-fication	(15,049)
Property, plant and equipment, ending	429,764	451,524
In Service [Member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning	2,342	1,115
Additions / Impairment
Depreciation	(458)	(389)
Loss on disposal	(1)
Transfers	53	1,616
Business combination effects (Note 1.2)
Reclassi-fication
Property, plant and equipment, ending	1,936	2,342
In Service [Member] | Furniture And Tools [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning	6,136	5,434
Additions / Impairment
Depreciation	(603)	(584)
Loss on disposal	(393)	(111)
Transfers	689	1,397
Business combination effects (Note 1.2)	5
Reclassi-fication	(108)
Property, plant and equipment, ending	5,726	6,136
In Service [Member] | Provision For Impairment [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning	(785,205)	(710,509)
Additions / Impairment	282,632	(74,696)
Depreciation
Loss on disposal
Transfers	(171,504)
Business combination effects (Note 1.2)
Reclassi-fication
Property, plant and equipment, ending	(674,077)	(785,205)
In Service [Member] | Special Obligations [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning	(418)	(502)
Additions / Impairment
Depreciation	246	125
Loss on disposal
Transfers	(6,297)	(41)
Business combination effects (Note 1.2)
Reclassi-fication	102
Property, plant and equipment, ending	(6,367)	(418)
In Progress [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning	388,697	565,464
Additions / Impairment	172,410	560,317
Depreciation
Loss on disposal	(7,590)	(12,338)
Transfers	(159,969)	(724,746)
Business combination effects (Note 1.2)	47,675
Reclassi-fication	(40,505)
Property, plant and equipment, ending	400,718	388,697
In Progress [Member] | Provision For Impairment [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning	(186,383)	(187,382)
Additions / Impairment		999
Depreciation
Loss on disposal
Transfers	171,504
Business combination effects (Note 1.2)
Reclassi-fication
Property, plant and equipment, ending	(14,879)	(186,383)
In Progress [Member] | Cost [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning	575,080	752,846
Additions / Impairment	172,410	559,318
Depreciation
Loss on disposal	(7,590)	(12,338)
Transfers	(331,473)	(724,746)
Business combination effects (Note 1.2)	47,675
Reclassi-fication	(40,505)
Property, plant and equipment, ending	R$ 415,597	R$ 575,080